CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable, allowance for doubtful receivables	$ 3,469	$ 1,507
Accounts payable of the consolidated variable interest entity ("VIE") and its subsidiary without recourse to the Company	66,161	6,557
Deferred revenue	27,089	27,191
Accrued liabilities and other current liabilities of the consolidated VIE and its subsidiary without recourse to the Company	$ 19,937	$ 16,348
Treasury stock, shares	1,744,873	1,363,860
Lease liabilities, current of the consolidated VIE and its subsidiaries without recourse to the Company	$ 1,114
Lease liabilities, non-current of the consolidated VIE and its subsidiaries without recourse to the Company	706
Deferred tax liabilities of the consolidated VIE and its subsidiaries without recourse to the Company	1,865	$ 2,794
VIE
Accounts payable of the consolidated variable interest entity ("VIE") and its subsidiary without recourse to the Company	27	45
Deferred revenue	866	1,300
Accrued liabilities and other current liabilities of the consolidated VIE and its subsidiary without recourse to the Company	1,802	1,776
Lease liabilities, current of the consolidated VIE and its subsidiaries without recourse to the Company	86
Lease liabilities, non-current of the consolidated VIE and its subsidiaries without recourse to the Company	25
Deferred tax liabilities of the consolidated VIE and its subsidiaries without recourse to the Company	$ 187	$ 238
Ordinary Shares - Class A
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	80,000,000	80,000,000
Ordinary shares, shares issued	23,870,027	23,166,092
Ordinary shares, shares outstanding	23,166,092	23,166,092
Ordinary Shares - Class B
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	20,000,000	20,000,000
Ordinary shares, shares issued	4,820,608	4,820,608
Ordinary shares, shares outstanding	4,820,608	4,820,608